CLAIMS AND LAWSUITS (Tables)	12 Months Ended
Dec. 31, 2011
CLAIMS AND LAWSUITS
Reconciliations Of Legal Settlements And Related Costs
	Balances at Beginning of Period	Litigation and Investigation Costs	Cash Payments	Other	Balances at End of Period
Year Ended December 31, 2011
Continuing operations	$30	$55	$(36)	$0	$49
Discontinued operations	0	17	0	0	17
	$30	$72	$(36)	$0	$66
Year Ended December 31, 2010
Continuing operations	$95	$12	$(78)	$1	$30
Discontinued operations	0	0	0	0	0
	$95	$12	$(78)	$1	$30
Year Ended December 31, 2009
Continuing operations	$240	$31	$(181)	$5	$95
Discontinued operations	0	0	0	0	0
	$240	$31	$(181)	$5	$95